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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [_]; Amendment Number:  --------------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Silver Lake Group, L.L.C.
Address:   2775 Sand Hill Road, Suite 100
           Menlo Park, CA 94025

Form 13F File Number: 028-12791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James A. Davidson
Title:  Managing Member
Phone:  (650) 233-8130

Signature, Place, and Date of Signing:

/s/ James A. Davidson           Menlo Park, CA         October 29, 2008
--------------------------      --------------         ----------------
          [Signature]            [City, State]              [Date]

* The Reporting Manager does not have formal investment discretion with respect to all of the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Reporting Manager, any Other Included Manager and related entities.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  15
Form 13F Information Table Value Total:  $336,161
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number    Name
---  --------------------    -----------------------------------------
1.   028-12354               Silver Lake (Offshore) AIV GP Ltd.
2.   028-12356               Silver Lake Technology Associates, L.L.C.
3.   028-12358               Silver Lake Technology Management, L.L.C.

                           FORM 13F INFORMATION TABLE
                            Silver Lake Group, L.L.C.
                     FOR QUARTER ENDED - September 30, 2008

                                                                                                    Voting Authority
                                                                                               -------------------------
Name of Issuer               Title    CUSIP    Value     Shrs or  SH/ Put/ Investment Other
                               of             (X$1000)   prn amt  PRN Call Discretion Managers  Sole  Shared      None
                             Class
---------------------------  ------ --------- -------- ---------- --- ---- ---------- -------- ------ ----------- ------
GARTNER, INC.                COM    366651107 $271,605 11,975,518 SH       OTHER       2,3            11,975,518
NETSCOUT SYSTEMS             COM    64115T104 $ 29,979  2,817,531 SH       OTHER       2,3             2,817,531
ISHARES GSCI CMDTY           COM    46428R107 $  2,092     38,880 SH       OTHER        3                 38,880
CRNCYSHRS JPN YEN TR         COM    23130A102 $    457      4,865 SH       OTHER        3                  4,865
iShares MSCI Emerging
  Markets Index              COM    464287234 $    410     12,000 SH       OTHER        3                 12,000
iShares Lehman 20+ Year
  Treas Bond                 COM    464287432 $    854      8,999 SH       OTHER        3                  8,999
ISHARES LEHMAN TIPS          COM    464287176 $  7,677     75,789 SH       OTHER        3                 75,789
iShares MSCI EAFE FD         COM    464287465 $    508      9,018 SH       OTHER        3                  9,018
ISHARES TR FTSE INDX         COM    464287184 $  4,133    119,900 SH       OTHER        3                119,900
SPDR GOLD SHARES             COM    78463V107 $  1,218     14,313 SH       OTHER        3                 14,313
SPDR S&P International Small
  Cap ETF                    COM    78463X871 $    372     15,244 SH       OTHER        3                 15,244
SPDR Lehman Intl Treasury
  Bond ETF                   COM    78464A516 $  3,346     64,475 SH       OTHER        3                 64,475
Vanguard SF REIT ETF         COM    922908553 $    793     13,037 SH       OTHER        3                 13,037
Vanguard TTL ETF             COM    922908769 $  5,433     93,100 SH       OTHER        3                 93,100
WisdomTree Dreyfus Chinese
  Yuan                       COM    97717W182 $  7,284    289,500 SH       OTHER        3                289,500